Business Combinations	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Business combinations

Note 4. Business combinations

Wellteq Acquisition

On 6 December 2022, the Company acquired 100% of the ordinary shares of Wellteq Digital Health Inc (‘Wellteq’) and its wholly owned subsidiaries for the total non-cash consideration transferred of $1,673,631 on completion of the court-approved Plan of Arrangement in British Columbia, Canada. Consideration comprised 17,804,587 shares in AHI at an issue price of $0.094 per share.

In conjunction with the Arrangement Agreement, AHI and Wellteq also entered into a loan agreement whereby AHI agreed to advance to Wellteq up to $1,200,000. As at the time of acquisition, AHI had advanced to Wellteq $1,000,000. Interest of $16,711 had accrued at the time of acquisition.

The loan between AHI and Wellteq settled on business combination for $1,000,000. At acquisition, the fair value of the total consideration was $2,673,631. representing the value of the shares issued and loan settled.

Wellteq was listed on the Canadian Securities Exchange (CSE: WTEQ) and is a leading provider of corporate wellness solutions developed to provide data-driven personalized health and wellness coaching to engage its users in healthier behaviours. As an enterprise (business-to-business) model Wellteq currently had two main sectors of customers, employers, and insurance companies.

Details of the acquisition are as follows:

Fair value
$

Cash and cash equivalents	422,331
Trade receivables	238,866
Other current assets	109,235
Equipment	104,074
Trade payables and accrued liabilities	(652,240)
Employee benefits	(49,537)
Other provisions	(180,356)
Deferred revenue	(150,016)

Net liabilities acquired	(157,643)
Goodwill	2,602,985
Customer relationships	158,000
Brand	87,000

Acquisition-date fair value of the total consideration transferred	2,690,342

Representing:
Advanced Health Intelligence Ltd shares issued to vendor	1,673,631
Loan between AHI and Wellteq settled on business combination	1,016,711
2,690,342

Management have considered whether any impairment considerations exist with respect to the acquired intangible assets. These are considered in Note 20.

Revenue and profit contribution

The acquired business combination contributed revenues of $508,009 and net loss of $1,455,953 to the group for the period from 6 December 2022 to 30 June 2023.

If the acquisition had occurred on 1 July 2022, consolidated pro-forma revenue and loss for the year ended 30 June 2023 would have been $1,096,358 and $3,862,901 respectively. These amounts have been calculated using the subsidiary’s results and adjusting them for differences in the accounting policies between the group and the subsidiary.

Purchase Consideration - cash inflow/(outflow)	2023
$

Cash paid	-
Cash acquired	422,331
Net inflow of cash – investing activities	422,331

Vertica Acquisition

On 5 August 2022, the Company concluded a Share Sale Agreement to acquire 100% of the ordinary shares of Vertica Health (Pty) Ltd (‘Vertica’), a South African registered company, for a combination of cash and non-cash consideration. The consideration comprised cash and non-cash consideration as follows:

●	1,500,000 AHI fully paid ordinary shares issued on closing, escrowed for 24 months from issue;

●	US$100,000 cash payable on transaction close;

●	US$250,000 payable 1 year from closing; and

●	US$250,000 payable 2 years from closing.

AHI shares were valued at a market price of $0.12 per share at the time of the acquisition.

Details of the acquisition are as follows:

Fair value
$

Cash and cash equivalents	32
Trade receivables	2,616
Trade payables	(2,477)

Net assets acquired	171
Goodwill	607,176
In-process R&D Software	374,000

Acquisition-date fair value of the total consideration transferred	981,347

Representing:
Cash paid to vendor	144,419
Advanced Health Intelligence Ltd fully paid ordinary shares issued to vendor	180,000
Deferred cash payable to vendor	656,928
981,347

Management have considered whether any impairment considerations exist with respect to the acquired intangible assets. These are considered in Note 20.

Revenue and profit contribution

The acquired business combination contributed no revenues and net loss of $582,735 to the group for the period from 6 December 2022 to 30 June 2023.

If the acquisition had occurred on 1 July 2022, the consolidated pro-forma revenue and profit for the year ended 30 June 2023 would not have been different to the achieved results as the Vertica business was transferred into a new company just before the transaction time, and was subsequently acquired by the Group.

Purchase Consideration - cash inflow/(outflow)	2023
$

Cash paid	(144,419)
Cash acquired	32
Net outflow of cash investing activities	(144,387)